Intangible assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 2,605,288	R$ 2,791,226
Alto Tiete [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	219,096	235,224
Sao Lourenco [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 2,386,192	R$ 2,556,002